Share-based payments - Disclosure of movements in options and awards (Details)	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
SVP and DSVP
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	435,820,000	445,673,000
Transfers within the year (in shares)	(2,528,000)	214,000
Granted in the year (in shares)	202,420,000	208,395,000
Exercised/released in the year (in shares)	(171,810,000)	(179,285,000)
Less: forfeited in the year (in shares)	(22,189,000)	(39,177,000)
Less: expired in the year (in shares)	0	0
Outstanding at end of year (in shares)	441,713,000	435,820,000
Number of options exercisable (in shares)	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.68
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.74	£ 1.68
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date (in shares)	51,363,000	47,610,000
Transfers within the year (in shares)	1,780,000	9,700,000
Granted in the year (in shares)	84,383,000	100,831,000
Exercised/released in the year (in shares)	(90,721,000)	(102,130,000)
Less: forfeited in the year (in shares)	(2,611,000)	(4,112,000)
Less: expired in the year (in shares)	(293,000)	(536,000)
Outstanding at end of year (in shares)	43,901,000	51,363,000
Number of options exercisable (in shares)	4,956,000	11,898,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable (in shares)	828,340
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, weighted average exercise price (in GBP per share) | £ / shares	£ 1.05	£ 0.97
Granted in the year, weighted average exercise price (in GBP per share) | £ / shares	1.79	1.17
Exercised/released in the year, weighted average exercise price (in GBP per share) | £ / shares	0.95	0.88
Less: forfeited in the year, weighted average exercise price (in GBP per share) | £ / shares	1.20	1.17
Less: expired in the year, weighted average exercise price (in GBP per share) | £ / shares	1.25	1.47
Outstanding at end of year, weighted average exercise price (in GBP per share) | £ / shares	1.17	1.05
Excercisable, weighted average exercise price (in GBP per share) | £ / shares	£ 1.23	£ 0.87